INTEREST IN JOINT VENTURES (Parenthetical) (Details 2) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Tri-View Shipping Pte. Ltd. [member]
Statement1 [Line Items]
Revenue from the sale of vessels	$ 7.9